INVESTMENT SECURITIES (Schedule of Amortized Cost and Fair Values of Investments) (Details) - USD ($) $ in Thousands		12 Months Ended
		Jun. 30, 2015	Jun. 30, 2014
AVAILABLE FOR SALE
Amortized Cost		$ 66,968	$ 28,189
Gross Unrealized Gains		63	$ 198
Gross Unrealized Losses		(115)
Fair Value		66,916	$ 28,387
HELD TO MATURITY
Amortized Cost		36,618	22,047
Gross Unrealized Gains		455	551
Gross Unrealized Losses		(94)	(118)
Total		36,979	22,480
U.S. Government Agency Securities [Member]
HELD TO MATURITY
Amortized Cost		27,395	16,848
Gross Unrealized Gains		5	11
Gross Unrealized Losses		(94)	(118)
Total		27,306	16,741
Corporate Debt Securities [Member]
AVAILABLE FOR SALE
Amortized Cost		60,968	26,123
Gross Unrealized Gains		63	$ 188
Gross Unrealized Losses		(93)
Fair Value		60,938	$ 26,311
HELD TO MATURITY
Amortized Cost		3,868	5,199
Gross Unrealized Gains		$ 371	$ 540
Gross Unrealized Losses
Total		$ 4,239	$ 5,739
Foreign Debt Securities [Member]
AVAILABLE FOR SALE
Amortized Cost	[1]	$ 5,298	2,066
Gross Unrealized Gains	[1]		$ 10
Gross Unrealized Losses	[1]	$ (17)
Fair Value	[1]	5,281	$ 2,076
HELD TO MATURITY
Amortized Cost	[1]
Gross Unrealized Gains	[1]
Gross Unrealized Losses	[1]
Total	[1]
Obligations of States and Political Subdivisions [Member]
AVAILABLE FOR SALE
Amortized Cost		$ 702
Gross Unrealized Gains
Gross Unrealized Losses		$ (5)
Fair Value		697
HELD TO MATURITY
Amortized Cost		5,355
Gross Unrealized Gains		$ 79
Gross Unrealized Losses
Total		$ 5,434

[1]	U.S. dollar-denominated investment-grade corporate bonds of large foreign corporate issuers.